OPERATIONS IN TURKMENISTAN	12 Months Ended
Dec. 31, 2012
OPERATIONS IN TURKMENISTAN
OPERATIONS IN TURKMENISTAN

5. OPERATIONS IN TURKMENISTAN

        In December 2010, the Group suspended its operations in Turkmenistan following notification by the Ministry of Communications of Turkmenistan of a decision to suspend licenses held by BCTI (or "MTS-Turkmenistan"), the Group's wholly-owned subsidiary in Turkmenistan, for a period of one month starting from December 21, 2010. On January 21, 2011, the period of license suspension expired, however, permission to resume operations was not granted.

        The Group operated in Turkmenistan under a trilateral agreement signed in November 2005 by BCTI, MTS OJSC and the Ministry of Communications of Turkmenistan valid for a period of five years with a possibility to extend its term. In accordance with certain provisions of this agreement, BCTI shared net profits derived from its operations in the country with the Ministry of Communications of Turkmenistan. The amount of shared net profit was calculated based on the financial statements prepared in accordance with local accounting principles subject to certain adjustments. Under the terms of the agreement, BCTI shared 20% of its net profit with the Ministry of Communications of Turkmenistan. The Group at all times believed that the agreement would be extended and approached the Ministry of Communications within the required timeframe to formalize the extension. However, the Ministry of Communications did not extend the agreement.

        Following the decision to suspend the licenses, Turkmenistan government authorities took further steps, including unilateral termination of interconnect agreements between BCTI and state-owned telecom operators, to prevent the Group from providing services to its customers.

        Considering the adverse impact of such circumstances on the Group's ability to conduct operations in Turkmenistan, the Group determined that all of its long-lived assets attributable to Turkmenistan were impaired and recorded an impairment charge of $119.6 million in the consolidated statement of operations and comprehensive income for the year ended December 31, 2010 which was assigned to "Turkmenistan" segment:

Impairment loss
Property, plant and equipment	$107,469
Software and other intangible assets	12,111

Total impairment loss	$119,580

        The fair value of long-lived assets was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance). The probability of the successful continuation of the Group's operations in Turkmenistan was considered to be low and the fair value of long-lived assets was estimated as nil.

        The Group also wrote off current assets in the amount of $18.2 million in the Group's statement of operations and comprehensive income for the year ended December 31, 2010.

        The Group initiated a number of proceedings against Turkmenistan government authorities and state-owned telecom operators to defend its legal rights in the International Court of Arbitration of the International Chamber of Commerce ("ICC") and in the International Centre for the Settlement of Investment Disputes ("ICSID"). At the same time, the parties continued negotiating MTS' return to Turkmenistan.

        As a result of negotiations with the Government of Turkmenistan, MTS and the state-owned provider of telecommunications services, State Enterprise for Electrocommunications "TurkmenTelecom", acting in accordance with a decree issued by the President of Turkmenistan, signed an agreement stipulating the terms and conditions for the operation of MTS's wholly owned subsidiary MTS-Turkmenistan in the Republic of Turkmenistan (the "Agreement").

        The effective date of the Agreement was July 25, 2012 and it is valid for a period of five years and may be extended for another five-year term subject to fulfillment of certain conditions. The Agreement stipulates that MTS-Turkmenistan will pay TurkmenTelecom on a monthly basis 30% of MTS- Turkmenistan net profit derived from its operations in Turkmenistan.

        MTS-Turkmenistan has been granted GSM and 3G licenses for a three-year term, has signed a number of interconnect and access to infrastructure agreements with Turkmenistan state-owned telecommunications providers and has been allocated other technical resources enabling it to resume operations throughout Turkmenistan.

        On July 25, 2012, MTS OJSC, its wholly owned subsidiary BCTI, the Sovereign State of Turkmenistan, the Communications Ministry of Turkmenistan, state-owned operators Altyn Asyr and Turkmen Telecom signed a settlement agreement pursuant to which the parties undertook to withdraw all mutual legal claims relevant to the cessation of MTS's activities in Turkmenistan in December 2010.